Investment Objectives and Goals - Investment Trust Prospectus	Aug. 01, 2025
CORE PLUS FUND
Prospectus [Line Items]
Risk/Return [Heading]	Core Plus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks a high level of income.
DIVERSIFIED BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Diversified Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks a high level of income by investing in non-money market debt securities.
HIGH INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current yield and capital growth.
HIGH-YIELD FUND
Prospectus [Line Items]
Risk/Return [Heading]	High-Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.
MULTISECTOR INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Multisector Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks long-term capital appreciation.
PRIME MONEY MARKET FUND
Prospectus [Line Items]
Risk/Return [Heading]	Prime Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to earn the highest level of current income while preserving the value of your investment.
SHORT DURATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks a high level of income.
SHORT DURATION INFLATION PROTECTION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Inflation Protection Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund pursues total return using a strategy that seeks to protect against U.S. inflation.
SHORT DURATION STRATEGIC INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Strategic Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks long-term capital appreciation.
U.S. GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income while maintaining liquidity and preserving capital.